SUMMARY OF CHANGES IN RESTRICTED STOCK UNITS (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	320,000
Number of RSUs outstanding, Ending of the period	474,332	320,000
Restricted stock units rsu [member]
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	44,545	47,982
Number of RSUs,Vested	(25,353)	(60,331)
Number of RSUs,Issued	185,240	67,413
Number of RSUs ,Forfeited	(16,332)	(10,519)
Number of RSUs outstanding, Ending of the period	188,100	44,545